Related party transactions (Details Narrative)	1 Months Ended	6 Months Ended			12 Months Ended
	Apr. 30, 2019 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Related Party Transaction [Line Items]
Professional fees pay amount		$ 1,158,597		$ 1,284,994
Personnel costs		95,592			$ 143,073
Management Consultancy Agreements [Member] | Justin Floyd [Member]
Related Party Transaction [Line Items]
Professional fees pay amount	$ 25,000
Annual expense		300,000			300,000
Management Consultancy Agreements [Member] | Justin Floyd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Personnel costs		0			0
Management Consultancy Agreements [Member] | Soumaya Hamzaoui [Member]
Related Party Transaction [Line Items]
Professional fees pay amount		22,000	€ 19,883		21,000	€ 19,883
Annual expense		$ 263,000	€ 238,596		$ 255,000	€ 238,596